Supplemental Cash Flow Information - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 108,977	$ 128,743	$ 176,067
Restricted cash – current	2,227	2,786	3,088
Restricted cash – non-current	3,135	3,135	5,466
Disposal Group, Including Discontinued Operation, Cash	101,190	220,042	177,174
Disposal Group, Including Discontinued Operation, Restricted Cash, Current	11,888	8,358	53,689
Disposal Group, Including Discontinued Operation, Restricted Cash - Non-Current	38,103	42,826	39,383
Total cash, cash equivalents and restricted cash	265,520	405,890	456,325	$ 505,639
Cash and cash equivalents
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	0	0	1,121
Restricted Cash [Member]
Cash and Cash Equivalents [Line Items]
Assets held for sale - restricted cash	$ 0	$ 0	$ 337